Organization and Basis of Presentation Supplemental Disclosures of Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loans Transferred to Foreclosure Claims	$ 630,543	$ 517,543	$ 233,758
Loans transferred from held for sale to held for investment		1,953,013	15,788
Loans Transferred from Held for Investment to Held for Sale	725,610	242,878	780,391
Additions of Originated of Mortgage Servicing Assets for Loans Sold	100,426	76,238	56,268
Preferred Stock [Member]
Conversion of Stock, Amount Converted	$ 0	$ 135,585	$ 0